Average Annual Total Returns{- Fidelity Flex® U.S. Bond Index Fund} - 08.31 Fidelity Flex U.S. Bond Index Fund PRO-07 - Fidelity Flex® U.S. Bond Index Fund	Fidelity Flex U.S. Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity Flex U.S. Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception
Total	(1.89%)	3.72%	[1]	(2.47%)	2.63%	[1]	(1.12%)	2.40%	[1]	(1.54%)	3.80%	[1]

[1]	(a)From March 9, 2017